Selected Statements of Income Data (Details) - Schedule of research and development costs, net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Research and Development Costs, Net [Abstract]
Total costs	$ 13,149	$ 12,188
Less - capitalized software costs	(3,059)	(3,193)
Research and development, net	$ 10,090	$ 8,995